Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have established policies and processes for assessing, identifying, and managing material risk from cybersecurity threats, and have integrated these processes into our overall risk management systems and processes. We routinely assess material risks from cybersecurity threats, including any potential unauthorized access to or use of our information systems, or any information residing therein, that may result in adverse effects on the confidentiality, integrity, or availability of our information systems or any information residing therein.

We conduct periodic risk assessments to identify cybersecurity threats, as well as assessments in the event of a material change in our business practices that may affect information systems that are vulnerable to such cybersecurity threats. These risk assessments include identification of reasonably foreseeable internal and external risks, the likelihood and potential damage that could result from such risks, and the sufficiency of existing policies, procedures, systems, and safeguards in place to manage such risks.

Following these risk assessments, we re-design, implement, and maintain reasonable safeguards to minimize identified risks; reasonably address any identified gaps in existing safeguards; and regularly monitor the effectiveness of our safeguards. Primary responsibility for assessing, monitoring and managing our cybersecurity risks rests with our chief financial officer, to manage the risk assessment and mitigation process.

Our audit committee is responsible for cybersecurity oversight and monitoring risk. Management informs the audit committee of such risk by committee meetings.

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As part of our overall risk management system, we monitor and test our safeguards and train our key consultants on these safeguards, in collaboration with IT and management. Personnel at all levels and departments are made aware of our cybersecurity policies through trainings.

We engage consultants, or other third parties in connection with our risk assessment processes. These service providers assist us to design and implement our cybersecurity policies and procedures, as well as to monitor and test our safeguards. We are in the process of requiring each third-party service provider to certify that it has the ability to implement and maintain appropriate security measures, consistent with all applicable laws, to implement and maintain reasonable security measures in connection with their work with us, and to promptly report any suspected breach of its security measures that may affect our company.

Prior to the acquisition of The Social Proxy the need to oversee cybersecurity risks was minimal as the majority of the company’s operations conducted internally. Following the acquisition of The Social Proxy, our Board of Directors has taken an active role in overseeing cybersecurity posture of the newly integrated business.

In parallel to actions taken by the board to strengthen the company’s cybersecurity risks protection, the Board of Directors appointed a new Chief Executive Officer with significant experience and expertise in cybersecurity defense. He starts to execute an in depth cybersecurity protection program. designed to meet the expanded risk landscape introduced by the acquisition.

This program is subject to active oversight by a designated Board Committee, which is responsible for regularly reviewing the effectiveness of the company’s cybersecurity strategy and ensuring alignment with evolving business needs.

The cybersecurity program encompasses the following key components:

●	Risk assessment findings and mitigation plans;
●	Incident response protocols and outcomes of any material cybersecurity incidents;
●	Compliance with applicable cybersecurity laws and regulations;
●	Investment in cybersecurity infrastructure and technology;
●	Training and awareness programs for employees.

As of the date of this report, we have not encountered cybersecurity challenges that have materially impaired our operations or financial standing. For additional information regarding risks from cybersecurity threats, please refer to Item 1A, “Risk Factors,” in this annual report on Form 20-F.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our audit committee is responsible for cybersecurity oversight and monitoring risk. Management informs the audit committee of such risk by committee meetings.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this report, we have not encountered cybersecurity challenges that have materially impaired our operations or financial standing.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false